TAXES ON INCOME - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income before taxes on income
Domestic (Israel)	$ 104,542	$ 107,385	$ 63,895
Foreign	31,163	20,521	14,706
Income before taxes on income	135,705	127,906	78,601
Current:
Domestic (Israel)	23,118	26,016	12,672
Foreign	6,107	4,749	8,651
Total current income tax expense	29,225	30,765	21,323
Deferred:
Domestic (Israel)	(3,121)	(2,883)	391
Foreign	(1,144)	(1,467)	(1,647)
Total deferred income tax expense	(4,265)	(4,350)	(1,256)
Total taxes on income (expense)	$ 24,960	$ 26,415	$ 20,067